(Loss)/ Earnings per Common Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
(Loss)/ Earnings per Common Share

NOTE 16: (LOSS)/ EARNINGS PER COMMON SHARE

Earnings per share is calculated by dividing net income attributable to common stockholders by the weighted average number of shares of common stock of Navios Acquisition outstanding during the period

	For the Three Months Ended June 30, 2021	For the Three Months Ended June 30, 2020	For the Six Months Ended June 30, 2021	For the Six Months Ended June 30, 2020
Numerator:
Net income/ (loss)	$4,335	$31,017	$(5,368)	$31,886
Less:
Dividend declared on restricted shares	—	(47)	—	(94)
Undistributed loss attributable to Series C participating preferred shares	—	—	—	—
Net income/ (loss) attributable to common stockholders, basic and diluted	$4,335	$30,970	$(5,368)	$31,792
Denominator:
Denominator for basic net income/ (loss) per share - weighted average shares	16,754,406	15,888,354	16,611,298	15,803,166
Denominator for diluted net income/ (loss) per share - adjusted weighted average shares	16,847,288	16,043,704	16,611,298	15,958,897
Net income/ (loss) per share, basic	$0.26	$1.95	$(0.32)	$2.01
Net income/ (loss) per share, diluted	$0.26	$1.93	$(0.32)	$1.99

Potential shares of common stock of 192,882 for the six month period ended June 30, 2021 and 253,950 for the six month period ended June 30, 2020 (which includes stock options and shares of restricted common stock), have an anti-dilutive effect (i.e., those that increase earnings per share or decrease loss per share) and are therefore excluded from the calculation of diluted earnings per share.